Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities

Other non-current liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Amounts due to landlord for Lease Termination (Note i)	—	500
Total	—	500

(Note i) On July 15, 2024, Art Block Investors, LLC filed an unlawful detainer action against NewSchool in the San Diego Superior Court, seeking possession of the premises and $2.26 million in unpaid rent and common area maintenance fees.